Tax Financing Program - Components of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		R$ 308,197
Fines		24,183
Interest		556,397
Total	[1]	888,777	R$ 760,456
Tax on revenue (COFINS)
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		110,410
Interest		189,123
Total		299,533	358,115
Income Tax
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		23,450
Fines		1,891
Interest		42,944
Total		68,285	85,050
Tax on revenue (PIS)
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		52,247
Fines		273
Interest		37,434
Total		89,954	103,258
Social security (INSS - SAT)
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		3,334
Fines		1,828
Interest		3,288
Total		8,450	14,005
Social Contribution
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		4,418
Fines		792
Interest		12,129
Total		17,339	21,617
Tax on banking transactions (CPMF)
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		19,076
Fines		2,147
Interest		28,045
Total		49,268	48,780
PRT - Other Debts - RFB
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		48,579
Fines		12,266
Interest		166,416
Total		227,261
PRT - Social Security - INSS
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		5,117
Interest		673
Total		5,790
PERT - Other Debts - RFB
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		7,494
Interest		5,487
Total		12,981
Other
Investments, Owned, Federal Income Tax Note [Line Items]
Principal		34,072
Fines		4,986
Interest		70,858
Total		R$ 109,916	R$ 129,631

[1]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be discharged.